Right-of-use Asset and Lease Liability (Details 1) - USD ($)	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2021
Right-of-use Asset And Lease Liability
2023	$ 123,629	$ 5,085
Thereafter	35,791
Less: imputed interest	(5,085)	(16)
Total lease liability	$ 154,335	$ 5,069	$ 52,505